Acquisitions Operations of Disposal Groups (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	$ 73	$ 31
Gathering and Processing Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Operating Expense		2,823
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	$ 73	$ 31
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Basic	0.01	0.00